Consolidated Balance Sheets (USD $)	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
ASSETS
Cash	$ 234,671		$ 33,852
Accounts receivable			8,273
VAT tax receivable	2,762
Prepaid expenses	1,040	3,120	2,340
Net current assets of discontinued operations		25,560
Total current assets	238,473	28,680	44,465
Office equipment		2,138
Accumulated depreciation		(321)
Office equipment, net		1,817
NET FIXED ASSETS OF DISCONTINUED OPERATIONS		1,817
Total Assets	238,473	30,497	44,465
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Net currrent liabilities of discontinued operations		1,876
Accounts payable	25,049	41,857	9,100
Accrued expenses	8,373		7,000
Accrued compensation - officers	10,760	9,600	2,400
Advances from former stockholder		2,198	2,198
Payroll taxes payable	10,615
Notes payable	400,000
Total current liabilities	454,797	55,531	20,698
Total liabilities	454,797	55,531	20,698
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, $0.001 par value, 75,000,000 shares authorized; 9,000,000 shares issued and outstanding	9,000	9,000	9,000
Additional paid-in capital	63,962	27,000	27,000
Deficit accumulated during the development stage	(290,071)	(61,034)	(12,233)
Accumulated other comprehensive income Foreign currency translation gain	785
Total stockholders' equity (deficit)	(216,324)	(25,034)	23,767
Total Liabilities and Stockholders' Equity (Deficit)	$ 238,473	$ 30,497	$ 44,465